Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information
Document Type	F-4
Entity Registrant Name	Novibet PLC
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001915654
Amendment Flag	false